Preference Shares - Schedule of Characteristics of First Preference Shares (Details)	2 Months Ended	11 Months Ended	12 Months Ended	60 Months Ended
	Feb. 28, 2019 $ / shares	Nov. 30, 2019 $ / shares	Dec. 31, 2019 $ / shares	Nov. 30, 2024 $ / shares	Feb. 29, 2024 $ / shares	Dec. 01, 2021 $ / shares	Jun. 01, 2020 $ / shares	Dec. 01, 2018 $ / shares
Class of Stock [Line Items]
Preferred shares rate dividend term			5 years
Series F
Class of Stock [Line Items]
Initial yield (percent)			4.90%
Annual Dividend (CAD per share)			$ 1.2250
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)			$ 25.00
Series J
Class of Stock [Line Items]
Initial yield (percent)			4.75%
Annual Dividend (CAD per share)			$ 1.1875
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)			$ 25.50					$ 26.00
Preferred stock redemption price per share annual decrease (CAD per share)								$ 0.25
Series J | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)						$ 25.00
Series G
Class of Stock [Line Items]
Initial yield (percent)			5.25%
Annual Dividend (CAD per share)			$ 1.0983
Reset Dividend Yield (percent)			2.13%
Redemption price (CAD per share)			$ 25.00
Series H
Class of Stock [Line Items]
Initial yield (percent)			4.25%
Annual Dividend (CAD per share)			$ 0.6250
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)			$ 25.00
Preferred shares exchange ratio			1
Series K
Class of Stock [Line Items]
Initial yield (percent)			4.00%
Annual Dividend (CAD per share)	$ 1.0000		$ 0.9823
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)			$ 25.00
Preferred shares exchange ratio			1
Series K | Forecast
Class of Stock [Line Items]
Annual Dividend (CAD per share)					$ 0.9823
Series M
Class of Stock [Line Items]
Initial yield (percent)			4.10%
Annual Dividend (CAD per share)		$ 1.0250	$ 0.9783
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)			$ 25.00
Preferred shares exchange ratio			1
Series M | Forecast
Class of Stock [Line Items]
Annual Dividend (CAD per share)				$ 0.9783
Series I
Class of Stock [Line Items]
Initial yield (percent)			2.10%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)			$ 25.50
Preferred shares exchange ratio			1
Series I | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)							$ 25.00
Series L
Class of Stock [Line Items]
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)			$ 0
Preferred shares exchange ratio			1
Series N
Class of Stock [Line Items]
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			$ 0
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)			$ 0
Preferred shares exchange ratio			1
Fixed rate reset
Class of Stock [Line Items]
Redemption price (CAD per share)			$ 25.00